SCHEDULE OF LONG TERM LOANS (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Long term loans	$ 641	$ 1,024
Less- Current portion	(158)	(358)	$ (200)
Non Current Long term loans	$ 483	$ 666	$ 356
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Interest rate	1.80%
Top of range [member]
IfrsStatementLineItems [Line Items]
Interest rate	6.10%